Basis of presentation	12 Months Ended
Dec. 31, 2018
Disclosure of Basis Of Presentation [Abstract]
Disclosure of basis of preparation of financial statements [text block]
1. Basis of presentation

Vermilion Energy Inc. and its subsidiaries (the “Company” or “Vermilion”) are engaged in the business of petroleum and natural gas exploration, development, acquisition, and production.

Vermilion was incorporated in Canada and the Company’s registered office and principal place of business is located at 3500, 520, 3rd Avenue SW, Calgary, Alberta, Canada.

These consolidated financial statements were approved and authorized for issuance by Vermilion’s Board of Directors on February 27, 2019.